Goodwill and Other Intangible Assets (Details Textuals) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Goodwill and other intangible assets (Numeric) [Abstract]
Fairvalue resulting from changes in cost to service assumptions	$ 1,100,000,000
Commercial Real Estate, Fair Value, Period Increase (Decrease)	(2,000,000)	(2,000,000)
Commercial Real Estate, Fair Value	38,000,000	39,000,000
Decrease in other intangible asset	182,000,000
Indefinitely-lived intangibles related to asset management advisory contracts, not amortized	600,000,000
Amortization expense related to servicing assets on securitized automobile loans	$ 217,000,000